Consolidated Statements of Financial Position - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,881,841	$ 319,057
Other receivables	337,573	168,672
Prepaid expenses and deposits	140,720	137,515
Asset held for sale	2,605,147
Total Current Assets	4,965,281	625,244
Non-Current Assets
Exploration and evaluation assets	17,065,203	16,874,234
Property, plant and equipment	101,981,838	104,432,710
Total Non-Current Assets	119,047,041	121,306,944
Total Assets	124,012,322	121,932,188
Current Liabilities
Accounts payable	151,318	387,451
Accrued liabilities	922,474	408,701
Deferred flow-through share premium	47,481	52,157
Deferred asset sale proceeds	3,200,000
Total Current Liabilities	4,321,273	848,309
Non-Current Liabilities
Convertible note payable	175,000
Convertible redeemable preferred shares	958,125	3,354,750
Derivative liabilities	27,069	109,821
Site closure and reclamation provisions	303,600	303,600
Total Non-current Liabilities	1,463,794	3,768,171
Total Liabilities	5,785,067	4,616,480
Shareholders' Equity
Share Capital	177,802,700	173,600,797
Reserve for Warrants	4,330,037	4,329,430
Reserve for Share Based Payments	17,225,482	17,130,110
Reserve for Brokers' Compensation Warrants	286,000	286,000
Accumulated Deficit	(81,416,964)	(78,030,629)
Total Shareholders Equity	118,227,255	117,315,708
Total Liabilities and Shareholders Equity	$ 124,012,322	$ 121,932,188